UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05576

Name of Fund: BlackRock Global Allocation Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
Global Allocation Fund, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2010

Date of reporting period: 01/31/2010

Item 1 – Schedule of Investments

Consolidated Schedule of Investments January 31, 2010 (Unaudited)

BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 0.6%
BHP Billiton Ltd.	2,571,700	$ 89,403,933
CSL Ltd.	1,300,000	35,732,851
Newcrest Mining Ltd.	626,300	17,376,678
Telstra Corp. Ltd.	7,562,400	22,309,526
Transurban Group	1,146,894	5,289,268
Woodside Petroleum Ltd.	1,041,408	38,826,048
		208,938,304
Austria — 0.0%
Telekom Austria AG	671,800	9,266,899
Belgium — 0.1%
RHJ International (a)	4,018,600	33,066,046
RHJ International - ADR (a)(b)	899,200	7,418,113
		40,484,159
Brazil — 2.2%
All America Latina Logistica SA	1,967,160	15,758,152
Banco Itau Holding Financeira SA	1,269,900	24,340,311
Cia Brasileira de Distribuicao
Grupo Pao de Acucar
(Preference Shares)	1,865,036	62,580,121
Cia Energetica de Minas Gerais -
ADR (c)	546,048	9,102,620
Cosan Ltd. (a)	2,933,500	22,881,300
Cyrela Brazil Realty SA	3,650,300	41,905,831
GVT Holding SA (a)	670,700	19,960,886
Hypermarcas SA (a)	6,507,200	74,944,993
Mrv Engenharia e Participacoes
SA	3,357,600	21,641,825
NET Servicos de Comunicacao SA
(Preference Shares) (a)	1,652,600	19,112,297
Petroleo Brasileiro SA - ADR	8,284,400	298,901,152
Petroleo Brasileiro SA - ADR (c)	697,510	28,297,981
SLC Agricola SA	2,859,700	27,307,480
Usinas Siderurgicas de Minas
Gerais SA (Preference ‘ A’
Shares)	390,000	10,262,069
Vale SA, Class A (Preference
Shares)	2,300,800	51,435,391

Common Stocks	Shares	Value
Brazil — (concluded)
Vivo Participacoes SA - ADR	2,564,575	$ 71,782,454
		800,214,863
Canada — 2.6%
Agrium, Inc.	364,300	20,528,305
Alamos Gold, Inc. (a)	2,479,700	26,437,765
BCE, Inc.	101,700	2,618,775
Barrick Gold Corp.	2,943,340	102,487,099
Canadian Natural Resources Ltd.	627,600	40,047,156
Canadian Pacific Railway Ltd.	1,229,900	57,938,628
Cenovus Energy, Inc.	40,400	935,260
Eldorado Gold Corp. (a)	4,464,700	53,029,404
EnCana Corp.	40,400	1,235,836
Goldcorp, Inc.	3,395,600	115,314,576
Golden Star Resources Ltd. (a)	1,480,500	4,056,923
IAMGOLD Corp.	6,740,600	89,043,326
IAMGOLD, International African
Mining Gold Corp.	1,902,900	25,075,390
Kinross Gold Corp.	8,305,615	134,585,101
New Gold, Inc. (a)	345,500	1,386,201
Potash Corp. of Saskatchewan,
Inc.	162,700	16,164,245
Rogers Communications, Inc.,
Class B	1,086,600	33,967,116
Silver Wheaton Corp. (a)	1,269,800	17,472,448
Sino-Forest Corp. (a)	2,458,600	42,699,277
Suncor Energy, Inc.	673,300	21,258,460
TELUS Corp.	327,200	10,138,074
Talisman Energy, Inc.	222,100	3,674,490
Teck Corp., Class B (a)	72,200	2,369,604
Thomson Corp.	46,900	1,565,522
Vittera, Inc. (a)	987,000	8,796,923
Yamaha Gold, Inc.	9,856,300	99,277,392
		932,103,296
Chile — 0.1%
Banco Santander
Chile SA - ADR (c)	280,900	17,368,047

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts	JPY	Japanese Yen
AUD	Australian Dollar	KRW	South Korean Won
BRL	Brazilian Real	MSCI	Morgan Stanley Capital International
CAD	Canadian Dollar	MYR	Malaysian Ringgit
CHF	Swiss Franc	NZD	New Zealand Dollar
CNY	Chinese Yuen	PLN	Polish Zloty
ETF	Exchange-Traded Funds	SGD	Singapore Dollar
EUR	Euro	SPDR	Standard & Poor’s Depository Receipts
GBP	British Pound	TRY	Turkish Lira
GDR	Global Depositary Receipts	USD	US Dollar
HKD	Hong Kong Dollar	ZAR	South African Rand

BLACKROCK GLOBAL ALLOCATION FUND, INC. JANUARY 31, 2010 1

Consolidated Schedule of Investments (continued)

BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Chile — (concluded)
Sociedad Quimica y Minera de
Chile SA (c)	419,900	$ 15,275,962
		32,644,009
China — 1.5%
Beijing Enterprises Holdings Ltd.	18,294,400	126,996,804
Chaoda Modern Agriculture
Holdings Ltd.	68,410,408	66,857,375
China BlueChemical Ltd.	17,871,900	11,594,571
China Communications Services
Corp. Ltd.	363,600	183,776
China Huiyan Juice Group Ltd.	5,886,000	3,801,932
China Life Insurance Co. Ltd.	6,459,100	28,484,914
China Life Insurance Co.
Ltd. - ADR (c)	448,966	29,649,715
China Mobile Ltd.	5,823,500	54,710,213
China Shenhua Energy Co.
Ltd. ,Class H	13,222,000	56,357,999
China South Locomotive and
Rolling Corp.	9,394,800	6,184,321
China Unicom Ltd.	6,974,200	7,780,594
Denway Motors Ltd.	28,305,000	16,128,578
Guangshen Railway Co. Ltd.	37,814,700	15,449,521
Jiangsu Express	3,231,500	2,876,203
Ping An Insurance Group Co. of
China Ltd.	1,910,800	14,809,663
Shanghai Industrial Holdings Ltd.	1,348,900	6,259,669
Tianjin Development Holdings
Ltd. (d)	78,266,800	47,711,962
Tianjin Port Development Holdings
Ltd.	88,070,500	26,116,798
Xiamen International Port Co. Ltd.	35,751,900	6,434,881
Yanzhou Coal Mining Co. Ltd.	296	578
		528,390,067
Egypt — 0.1%
Telecom Egypt	10,449,481	34,563,884
Finland — 0.0%
Fortum Oyj	437,475	11,101,652
France — 0.6%
AXA SA	580,758	11,958,299
AXA SA - ADR	32,800	675,352
Cie Generale d'Optique Essilor
International SA	996,900	57,991,632
France Telecom SA	2,194,100	50,304,522
Sanofi-Aventis	215,400	15,927,642
Sanofi-Aventis - ADR	31,400	1,155,834
Thales SA	267,700	12,132,145
Total SA	920,893	53,221,527
		203,366,953
Germany — 0.1%
Allianz AG Registered Shares	105,590	11,691,537
Bayer AG	343,935	23,508,017
Bayer AG - ADR	12,200	827,648
Bayerische Motoren Werke AG	134,420	5,744,531
		41,771,733

Common Stocks	Shares	Value
Hong Kong — 0.6%
Cheung Kong Holdings Ltd.	2,304,700	$ 27,118,288
Cheung Kong Infrastructure
Holdings Ltd.	4,441,400	16,522,045
China Pacific Insurance Group Co.
Ltd. (a)	2,842,100	10,579,240
China Telecom Corp., Ltd.	31,090,700	12,772,887
HSBC Holdings Plc Hong Kong
Registered	2,372,000	25,322,468
Hutchison Whampoa Ltd.	4,021,397	27,353,727
The Link Real Estate Investment
Trust	23,389,200	56,119,259
Ports Design Ltd.	90,500	242,328
Shougang Concord International
Enterprises Co., Ltd.	20,043,100	4,093,335
Sinopharm Group Co. (a)	2,717,900	10,256,953
Wharf Holdings Ltd.	5,316,575	26,237,636
		216,618,166
India — 0.6%
Adani Power Ltd. (a)	9,496,989	20,384,282
Bharat Heavy Electricals Ltd.	980,000	51,093,239
Container Corp. of India	302,200	7,988,386
Hindustan Lever Ltd.	1,939,200	10,125,754
Housing Development Finance
Corp.	335,000	17,239,795
Larsen & Toubro Ltd.	687,300	21,140,228
Mundra Port and Special
Economic Zone Ltd.	400	5,156
Reliance Industries Ltd.	2,697,800	60,672,167
State Bank of India Ltd.	945,000	42,011,458
		230,660,465
Indonesia — 0.1%
Bumi Resources Tbk PT	92,172,233	24,071,058
Telekomunikasi Indonesia Tbk PT	14,041,400	13,942,499
		38,013,557
Ireland — 0.1%
Accenture Plc	62,700	2,570,073
Covidien Plc	611,425	30,913,648
Warner Chilcott Plc, Class A (a)	66,550	1,818,812
		35,302,533
Israel — 0.2%
AFI Development Plc - GDR (a)	2,841,706	6,109,668
Check Point Software
Technologies Ltd. (a)	83,800	2,679,924
Teva Pharmaceutical Industries
Ltd. - ADR	1,138,000	64,547,360
		73,336,952
Italy — 0.1%
Assicurazioni Generali SpA	254,900	6,061,515
Intesa Sanpaolo SpA	3,624,100	13,795,647
		19,857,162
Japan — 6.5%
Aioi Insurance Co., Ltd.	14,228,500	67,493,147
Astellas Pharma, Inc.	584,100	21,542,614

2 BLACKROCK GLOBAL ALLOCATION FUND, INC. JANUARY 31, 2010

Consolidated Schedule of Investments (continued)

BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan (continued)
The Bank of Kyoto Ltd.	2,191,300	$ 18,116,190
Canon, Inc.	1,497,500	58,534,384
Coca-Cola Central Japan Co., Ltd.	600,918	7,464,652
Coca-Cola West Holdings Co., Ltd.	1,801,300	30,050,303
Daihatsu Motor Co., Ltd.	1,438,100	13,780,680
Daikin Industries Ltd.	139,300	5,175,669
Daiwa House Industry Co., Ltd.	2,170,300	22,822,717
Denso Corp.	608,000	17,862,703
East Japan Railway Co.	1,062,987	71,366,685
Fanuc Ltd.	145,000	13,874,626
Fuji Heavy Industries Ltd.	5,132,500	24,111,938
Fujitsu Ltd.	1,322,500	8,065,774
Futaba Industrial Co., Ltd.	1,783,500	16,134,523
Hitachi Chemical Co., Ltd.	1,286,100	27,421,305
Hokkaido Coca-Cola Bottling Co.,
Ltd.	510,300	2,547,016
Honda Motor Co., Ltd.	1,263,900	42,832,454
Hoya Corp.	2,197,600	58,594,144
JGC Corp.	2,416,700	45,111,744
KDDI Corp.	14,745	77,724,695
Kinden Corp.	1,864,500	16,878,556
Kirin Holdings Co., Ltd.	3,279,000	49,982,162
Kubota Corp.	7,765,700	69,830,851
Kyowa Hakko Kirin Co. Ltd.	1,853,300	19,313,660
Mikuni Coca-Cola Bottling Co., Ltd.	1,376,800	10,841,511
Mitsubishi Corp.	5,222,500	126,286,461
Mitsubishi Tanabe Pharma Corp.	994,900	14,094,105
Mitsubishi UFJ Financial Group,
Inc.	8,615,800	44,337,525
Mitsui & Co., Ltd.	5,676,800	83,496,927
Mitsui OSK Lines Ltd.	3,064,200	19,100,754
Mitsui Sumitomo Insurance Group
Holdings, Inc.	1,307,595	32,729,641
Murata Manufacturing Co., Ltd.	655,100	35,940,229
NGK Insulators Ltd.	785,300	17,151,139
NTT DoCoMo, Inc.	75,987	113,745,491
NTT Urban Development Co.	11,500	8,397,468
Nintendo Co., Ltd.	77,400	21,579,298
Nippon Telegraph & Telephone
Corp.	967,300	40,707,901
Nipponkoa Insurance Co., Ltd.	8,942,400	51,491,195
Nomura Holdings, Inc.	3,972,400	29,698,791
Okumura Corp.	5,978,300	21,737,828
Rinnai Corp.	283,400	13,238,358
Rohm Co., Ltd.	398,600	26,858,009
Sekisui House Ltd.	5,591,400	52,802,573
Seven & I Holdings Co., Ltd.	2,568,800	56,145,382
Shimachu Co., Ltd.	324,100	6,596,490
Shin-Etsu Chemical Co., Ltd.	1,751,900	91,624,834
Shionogi & Co., Ltd.	1,197,300	24,674,504
Sony Corp. - ADR	33,500	1,113,205
Sumitomo Chemical Co., Ltd.	23,824,300	107,045,695
Sumitomo Electric Industries Ltd.	768,600	10,039,249
Sumitomo Mitsui Financial Group,
Inc.	600,200	19,372,726
Suzuki Motor Corp.	3,139,800	70,963,753
TDK Corp.	340,000	21,962,481
Tadano Ltd.	619,100	2,956,488
Terumo Corp.	204,100	11,441,898
Toda Corp.	5,371,600	18,267,727

Common Stocks	Shares	Value
Japan (concluded)
Toho Co., Ltd.	1,485,000$	24,558,343
Tokio Marine Holdings, Inc.	4,278,100	115,030,801
Tokyo Gas Co., Ltd.	11,176,900	45,263,866
Toyota Industries Corp.	1,688,600	49,505,518
Toyota Motor Corp.	943,300	36,282,634
Ube Industries Ltd.	9,149,700	23,693,791
West Japan Railway Co.	6,470	22,304,745
		2,329,712,526
Kazakhstan — 0.2%
KazMunaiGas Exploration
Production - ADR	3,335,200	84,714,080
Luxembourg — 0.0%
Millicom International Cellular SA	35,400	2,524,728
Malaysia — 0.3%
Axiata Group Bhd (a)	8,327,900	7,945,249
British American Tobacco
Malaysia Bhd	1,116,300	13,761,295
Genting Malaysia Bhd	4,962,588	4,028,853
IOI Corp. Bhd	14,083,799	21,180,204
PLUS Expressways Bhd	28,203,461	27,357,836
Telekom Malaysia Bhd	5,774,000	5,273,690
Tenaga Nasional Bhd	9,129,244	21,291,281
		100,838,408
Mexico — 0.2%
America Movil, SA de CV - ADR	1,116,200	48,722,130
Fomento Economico Mexicano, SA
de CV - ADR	267,000	11,256,720
		59,978,850
Netherlands — 0.1%
Koninklijke KPN NV	1,304,869	21,606,711
Koninklijke Philips Electronics NV	595,000	17,967,911
Koninklijke Philips Electronics
NV (c)	156,000	4,717,440
Unilever NV - ADR	263,800	8,067,004
		52,359,066
Norway — 0.1%
Statoil ASA	1,386,700	31,119,628
Philippines — 0.0%
First Gen Corp. (a)	1,836,047	380,019
Philippine Long Distance
Telephone Co. - ADR	317,200	17,753,684
		18,133,703
Russia — 1.0%
Kuzbassrazrezugol (a)	48,029,996	20,989,108
MMC Norilsk Nickel - ADR (a)	2,810,574	43,704,426
Novorossiysk Commercial
Sea Port - GDR	4,994,420	57,435,830
OAO Rosnft Oil Co. - GDR (a)	1,978,400	15,411,736
Polyus Gold Co. ZAO - ADR	1,625,464	43,887,528
RusHydro - ADR (a)	19,330,960	84,282,986

BLACKROCK GLOBAL ALLOCATION FUND, INC. JANUARY 31, 2010 3

Consolidated Schedule of Investments (continued)

BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Russia (concluded)
Sberbank	25,942,300	$ 75,621,804
Surgutneftegaz - ADR	1,404,700	11,911,856
Uralkali - GDR	87,200	1,875,672
		355,120,946
Singapore — 0.8%
CapitaLand Ltd.	1,089,100	2,960,831
DBS Group Holdings Ltd.	1,950,000	19,646,726
Fraser and Neave Ltd.	8,636,300	25,398,020
Keppel Corp. Ltd.	6,983,500	41,262,312
MobileOne Ltd.	10,659,700	15,658,620
Noble Group Ltd.	5,019,217	10,198,909
Oversea-Chinese Banking Corp.	8,213,100	47,540,624
Parkway Holdings Ltd. (a)	13,622,885	25,917,415
Parkway Life Real Estate
Investment Trust	444,195	408,395
Sembcorp Marine Ltd.	4,569,000	10,679,754
Singapore Press Holdings Ltd.	4,836,300	12,677,749
Singapore Telecommunications
Ltd.	22,502,010	47,953,636
United Overseas Bank Ltd.	1,100,000	14,100,104
		274,403,095
South Africa — 0.1%
Anglo Platinum Ltd. (a)	78,000	7,362,602
Gold Fields Ltd. - ADR	552,700	6,311,834
Impala Platinum Holdings Ltd.	306,000	7,839,868
Katanga Mining Ltd. (a)	4,941,133	3,280,996
Sasol Ltd.	150,000	5,558,069
		30,353,369
South Korea — 0.9%
Cheil Industries, Inc.	217,011	10,405,310
KT Corp. - ADR	2,099,700	44,366,661
KT&G Corp.	657,900	38,209,036
Korean Reinsurance Co.	319,206	2,770,146
LG Corp.	315,000	16,976,338
LG Display Co. Ltd.	614,600	19,868,083
LS Corp.	293,800	24,095,775
Meritz Fire & Marine Insurance Co.
Ltd.	327,166	2,073,942
Paradise Co. Ltd.	1,931,126	5,566,277
POSCO	45,430	20,722,572
POSCO - ADR	215,000	24,284,250
SK Telecom Co., Ltd.	200,970	31,545,135
Samsung Electronics Co., Ltd.	78,200	52,543,428
Samsung Fine Chemicals Co., Ltd.	474,600	19,385,988
		312,812,941
Spain — 0.1%
Iberdrola Renovables	1,298,100	5,750,598
Telefonica SA	1,308,128	31,336,935
Telefonica SA - ADR (c)	184,398	13,202,897
		50,290,430

Common Stocks	Shares	Value
Switzerland — 0.9%
Credit Suisse Group AG - ADR	426,040	$ 18,423,001
Foster Wheeler AG (a)	924,991	25,881,248
Nestle SA Registered Shares	2,012,531	95,397,445
Noble Corp.	65,600	2,644,992
Novartis AG Registered Shares	703,485	37,646,932
Roche Holding AG	198,115	33,237,949
Transocean Ltd. (a)	314,700	26,667,678
Tyco Electronics Ltd.	330,794	8,230,155
Tyco International Ltd.	324,946	11,512,837
UBS AG	1,305,900	17,031,538
Weatherford International Ltd. (a)	1,102,800	17,291,904
Zurich Financial Services AG	123,099	26,172,346
		320,138,025
Taiwan — 0.8%
Asustek Computer, Inc.	7,539,646	14,552,166
Catcher Technology Co. Ltd.	2,314,400	5,181,378
Cheng Shin Rubber Industry Co.
Ltd.	3,076,000	5,874,027
Chunghwa Telecom Co., Ltd.	12,094,464	21,996,130
Chunghwa Telecom Co., Ltd. --
ADR (a)	2,515,875	44,061,186
Compal Electronics, Inc.	5,328,000	7,386,492
Delta Electronics, Inc.	12,761,011	38,426,505
Far EasTone Telecommunications
Co., Ltd.	15,692,000	19,000,977
HON HAI Precision Industry Co.,
Ltd.	5,339,375	22,249,148
HTC Corp.	3,397,950	33,209,934
MediaTek, Inc.	1,118,000	18,037,610
Taiwan Cement Corp.	24,323,534	22,573,626
Taiwan Semiconductor
Manufacturing Co., Ltd.	20,548,824	39,007,598
		291,556,777
Thailand — 0.1%
Hana Microelectronics Pcl	10,565,900	6,684,256
PTT Public Co. THB10	3,207,800	21,549,613
Siam Commercial Bank Pcl	12,431,000	29,865,108
		58,098,977
Turkey — 0.3%
BIM Birlesik Magazalar AS	431,400	19,571,148
Tupas Turkiye Petrol Rafine	1,048,300	21,583,745
Turk Telekomunikasyon AS	5,908,400	20,425,525
Turkcell Iletisim Hizmet AS	2,541,700	18,656,081
Turkiye Garanti Bankasi AS	7,562,400	31,717,369
		111,953,868
United Kingdom — 1.6%
Anglo American Plc (a)	831,400	30,504,768
Antofagasta Plc	910,900	12,644,228
AstraZeneca Group Plc - ADR	56,400	2,622,036
BP Plc	5,582,003	52,080,039
BP Plc - ADR	1,296,700	72,770,804

4 BLACKROCK GLOBAL ALLOCATION FUND, INC. JANUARY 31, 2010

Consolidated Schedule of Investments (continued)

BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United Kingdom (concluded)
British American Tobacco Plc	673,143	$ 22,250,514
Diageo Plc - ADR	1,323,400	88,919,246
Guinness Peat Group Plc	31,656,001	19,192,563
HSBC Holdings Plc	8,612,500	92,201,161
HSBC Holdings Plc - ADR (c)	409,100	21,890,941
Lloyds TSB Group Plc	37,602,306	30,229,894
Prudential Plc	734,700	6,728,873
Royal Dutch Shell Plc - ADR	111,000	6,148,290
Shire Pharmaceuticals Plc - ADR	32,200	1,919,120
Standard Chartered Plc	628,100	14,467,398
Unilever Plc	638,206	19,407,116
Vodafone Group Plc	22,040,961	47,088,241
Vodafone Group Plc - ADR	1,470,386	31,554,484
		572,619,716
United States — 28.1%
3Com Corp. (a)	7,437,316	55,408,004
3M Co.	754,100	60,697,509
ACE Ltd.	1,970,005	97,062,146
The AES Corp. (a)	163,800	2,068,794
AOL, Inc. (a)	51,703	1,239,321
AT&T Inc.	9,195,470	233,197,119
Abbott Laboratories	1,917,400	101,507,156
Advance Auto Parts, Inc.	65,700	2,591,865
Advanced Micro Devices, Inc. (a)	2,280,000	17,008,800
Aetna, Inc.	1,886,300	56,532,411
Alliance Resource Partners LP	395,062	15,636,554
The Allstate Corp.	483,800	14,480,134
Altria Group, Inc.	1,858,400	36,907,824
Amdocs Ltd. (a)	96,200	2,750,358
American Commerical Lines,
Inc. (a)(d)	704,545	10,807,720
American Water Works Co, Inc.	390,100	8,504,180
AmerisourceBergen Corp.	663,000	18,073,380
Amgen, Inc. (a)	919,900	53,795,752
Amphenol Corp., Class A	127,700	5,087,568
Anadarko Petroleum Corp.	914,900	58,352,322
Analog Devices, Inc.	222,600	6,001,296
Apache Corp.	533,500	52,693,795
Arch Capital Group Ltd. (a)	300,700	21,512,078
Archer-Daniels-Midland Co.	43,900	1,315,683
Ascent Media Corp., Class A (a)	3,255	83,881
Axis Capital Holdings Ltd.	19,200	552,960
BMC Software, Inc. (a)	140,400	5,425,056
Bank of America Corp. (c)	8,486,100	128,818,998
The Bank of New York Mellon
Corp.	3,901,348	113,490,213
Baxter International, Inc.	303,682	17,489,046
Beckman Coulter, Inc.	34,300	2,242,191
Biogen Idec, Inc. (a)	51,100	2,746,114
Biosante Pharmaceuticals, Inc. (a)	122,637	187,635
Boeing Co.	1,661,700	100,699,020
Boston Scientific Corp. (a)	1,233,800	10,647,694
Bristol-Myers Squibb Co.	11,396,477	277,618,180
Broadcom Corp., Class A (c)	428,200	11,441,504
Bunge Ltd.	169,049	9,938,391

Common Stocks	Shares	Value
United States (continued)
Burlington Northern Santa Fe
Corp.	1,033,000	$ 103,021,090
CA, Inc.	3,127,100	68,921,284
CF Industries Holdings, Inc.	220,700	20,494,202
CMS Energy Corp.	701,400	10,640,238
CNA Financial Corp. (a)	15,700	368,793
CNX Gas Corp. (a)	420,012	11,268,922
CVS Caremark Corp.	1,263,500	40,899,495
Cardinal Health, Inc.	82,700	2,734,889
CareFusion Corp. (a)	106,900	2,752,675
CenturyTel, Inc.	184,249	6,266,309
Chesapeake Energy Corp.	664,000	16,453,920
Chevron Corp.	2,711,650	195,564,198
Chipotle Mexican Grill, Inc.,
Class A (a)(c)	47,137	4,546,835
Chubb Corp.	783,100	39,155,000
Cigna Corp.	882,600	29,805,402
Cisco Systems, Inc. (a)	5,292,217	118,916,116
Citigroup, Inc. (c)	27,236,123	90,423,928
The Coca-Cola Co.	552,800	29,989,400
Cognizant Technology Solutions
Corp. (a)	219,100	9,565,906
Colgate-Palmolive Co.	650,100	52,027,503
Comcast Corp., Class A	6,094,263	96,472,183
Comerica, Inc.	83,100	2,867,781
Complete Production Services,
Inc. (a)	1,256,200	15,740,186
Computer Sciences Corp. (a)	190,950	9,795,735
Comverse Technology, Inc. (a)	2,528,350	24,044,609
ConAgra Foods, Inc.	569,225	12,944,177
ConocoPhillips	1,997,600	95,884,800
Consol Energy, Inc.	2,931,147	136,620,762
Constellation Brands, Inc.,
Class A (a)	402,000	6,464,160
Corning, Inc.	6,750,600	122,050,848
Crown Holdings, Inc. (a)	601,300	14,316,953
DIRECTV, Class A (a)	767	23,278
DISH Network Corp.	604,200	11,032,692
DaVita, Inc. (a)	429,600	25,672,896
Dell, Inc. (a)(c)	2,355,519	30,386,195
Devon Energy Corp.	685,400	45,860,114
Discover Financial Services, Inc.	3,550	48,564
Discovery Communications, Inc.,
Class A (a)	32,150	953,569
Discovery Communications, Inc.,
Class C (a)	32,250	846,885
Dover Corp.	64,300	2,757,184
The Dow Chemical Co.	2,125,200	57,571,668
Dr. Pepper Snapple Group, Inc.	398,852	11,032,246
DTE Energy Co.	63,800	2,682,152
E.I. du Pont de Nemours & Co.	1,475,300	48,109,533
EMC Corp. (a)	2,489,149	41,494,114
Eastman Chemical Co.	43,100	2,436,443
Eaton Corp.	43,600	2,670,064
eBay, Inc. (a)	1,084,500	24,965,190
Edison International	75,700	2,522,324
El Paso Corp.	6,781,716	68,834,417
Electronic Arts, Inc. (a)(c)	1,743,400	28,382,552
Eli Lilly & Co.	692,700	24,383,040

BLACKROCK GLOBAL ALLOCATION FUND, INC. JANUARY 31, 2010 5

Consolidated Schedule of Investments (continued)

BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United States (continued)
Endo Pharmaceuticals Holdings,
Inc. (a)	185,900	$ 3,738,449
Endurance Specialty Holdings Ltd.	873,600	31,467,072
Entergy Corp.	467,000	35,636,770
Everest Re Group Ltd.	168,700	14,464,338
Exelon Corp.	706,600	32,235,092
Extreme Networks, Inc. (a)	68,041	168,061
Exxon Mobil Corp.	5,065,342	326,359,985
Family Dollar Stores, Inc.	44,800	1,383,424
Fidelity National Information
Services, Inc.	230,600	5,432,936
Fidelity National Title Group, Inc.,
Class A	3,732,250	48,146,025
Fluor Corp.	29,300	1,328,462
FMC Corp.	1,543,500	78,625,890
FPL Group, Inc.	1,130,000	55,098,800
Forest Laboratories, Inc. (a)	272,900	8,088,756
Freeport-McMoRan Copper &
Gold, Inc., Class B	649,013	43,282,677
GameStop Corp., Class A (a)	918,700	18,162,699
The Gap, Inc.	82,700	1,577,916
Garmin Ltd. (c)	81,800	2,642,958
General Communication, Inc.,
Class A (a)	650,400	3,856,872
General Dynamics Corp.	93,157	6,227,545
General Electric Co.	13,641,600	219,356,928
General Mills, Inc.	389,400	27,768,114
Genzyme Corp. (a)	954,000	51,764,040
Gilead Sciences, Inc. (a)	614,300	29,652,261
Global Industries Ltd. (a)	4,861,800	33,886,746
Global Payments, Inc.	49,400	2,198,300
The Goldman Sachs Group, Inc.	384,800	57,227,456
Goodrich Corp.	28,600	1,770,626
Google, Inc., Class A (a)	244,929	129,670,311
H.J. Heinz Co.	392,698	17,133,414
Halliburton Co.	1,278,200	37,336,222
Hanesbrands, Inc. (a)	50,375	1,157,114
Harris Corp.	99,200	4,257,664
HealthSouth Corp. (a)	635,175	11,439,502
Hess Corp.	630,300	36,425,037
Hewitt Associates, Inc., Class A (a)	67,000	2,645,160
Hewlett-Packard Co.	1,877,500	88,373,925
Hologic, Inc. (a)	3,995,400	60,210,678
Hospira, Inc. (a)	54,500	2,759,880
Humana, Inc. (a)	898,600	43,689,932
Intel Corp.	3,452,100	66,970,740
International Business Machines
Corp.	1,623,439	198,692,699
International Game Technology	1,751,700	32,126,178
International Paper Co.	527,933	12,094,945
ITT Corp.	48,500	2,343,035
JDS Uniphase Corp. (a)	309,992	2,436,537
JPMorgan Chase & Co.	5,619,800	218,835,012
Johnson & Johnson	3,641,200	228,885,832
KBR, Inc.	897,300	16,806,429
Key Energy Services, Inc. (a)	233,099	2,254,067
Kimberly-Clark Corp.	40,000	2,375,600
King Pharmaceuticals, Inc. (a)	280,300	3,366,403
Kraft Foods, Inc.	2,897,568	80,146,731

Common Stocks	Shares	Value
United States (continued)
L-3 Communications Holdings, Inc.	8,600	$ 716,724
LSI Corp. (a)	217,728	1,086,463
Lexmark International, Inc.,
Class A (a)	806,000	20,786,740
Liberty Media Corp., Series A (a)	76	3,564
Liberty Media Holding Corp. -
Capital (a)	192	4,971
Liberty Media Holding Corp. -
Interactive (a)	47,753	495,676
Life Technologies Corp. (a)	351,400	17,468,094
Lockheed Martin Corp.	764,600	56,977,992
Lorillard, Inc.	214,600	16,245,220
Lubrizol Corp.	34,200	2,520,198
MEMC Electronic Materials,
Inc. (a)	163,800	2,060,604
Manpower, Inc.	9,700	502,363
Marathon Oil Corp.	1,952,936	58,217,022
Marco Polo Investment Holdings
Ltd. (a)	4,274	-
Mattel, Inc.	1,388,900	27,389,108
McDermott International, Inc. (a)	1,964,700	46,406,214
McDonald's Corp.	621,100	38,775,273
The McGraw-Hill Cos., Inc.	49,400	1,751,230
McKesson Corp.	448,800	26,398,416
Mead Johnson Nutrition Co.	1,232,455	55,743,940
MeadWestvaco Corp.	103,400	2,488,838
Medco Health Solutions, Inc. (a)	871,100	53,555,228
Medtronic, Inc.	2,363,500	101,370,515
Merck & Co, Inc.	4,428,258	169,070,890
MetLife, Inc.	620,375	21,911,645
Mettler Toledo International,
Inc. (a)	125,300	12,212,991
Microsoft Corp.	10,249,450	288,829,501
Morgan Stanley	1,168,200	31,284,396
Motorola, Inc. (c)	4,489,050	27,607,658
Murphy Oil Corp.	257,800	13,168,424
Mylan, Inc. (a)(c)	1,200,358	21,882,526
NCB Holdings Ltd. (a)	34,970	-
NII Holdings, Inc. (a)	83,200	2,723,968
NRG Energy, Inc. (a)	477,500	11,512,525
Nabors Industries Ltd. (a)	305,500	6,812,650
National Oilwell Varco, Inc.	1,288,200	52,687,380
National Semiconductor Corp.	189,200	2,508,792
Newmont Mining Corp.	2,387,815	102,341,751
News Corp., Class A	2,143,200	27,025,752
Noble Energy, Inc.	14,500	1,072,130
Northern Trust Corp.	1,438,274	72,661,603
Northrop Grumman Corp.	648,500	36,705,100
Novell, Inc. (a)	531,300	2,374,911
Occidental Petroleum Corp.	967,481	75,792,462
Oracle Corp.	4,924,000	113,547,440
PPG Industries, Inc.	42,000	2,464,560
PPL Corp.	611,600	18,036,084
Pall Corp.	101,200	3,488,364
PartnerRe Ltd.	172,900	12,896,611
PepsiAmericas, Inc.	166,500	4,836,825
PerkinElmer, Inc.	461,900	9,302,666
Perrigo Co.	616,200	27,285,336
Pfizer, Inc.	11,148,385	208,028,864

6 BLACKROCK GLOBAL ALLOCATION FUND, INC. JANUARY 31, 2010

Consolidated Schedule of Investments (continued)

BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United States (continued)
PharMerica Corp. (a)	17,575	$ 286,121
Philip Morris International, Inc.	1,159,400	52,764,294
Pitney Bowes, Inc.	117,000	2,447,640
Platinum Underwriters Holdings
Ltd.	368,100	13,347,306
Polycom, Inc. (a)	1,719,400	38,566,142
Praxair, Inc.	159,500	12,013,540
Precision Castparts Corp. (c)	300,500	31,627,625
Pride International, Inc. (a)	78,100	2,311,760
Principal Financial Group, Inc.	444,700	10,250,335
The Procter & Gamble Co.	2,516,100	154,865,955
The Progressive Corp.	1,037,200	17,196,776
QUALCOMM, Inc.	2,701,250	105,861,988
Qwest Communications
International, Inc.	8,763,901	36,896,023
R.R. Donnelley & Sons Co.	116,700	2,312,994
Ralcorp Holdings, Inc. (a)	86,162	5,324,812
Raytheon Co.	346,800	18,182,724
RenaissanceRe Holdings Ltd.	369,100	19,997,838
Reynolds American, Inc.	19,500	1,037,400
Ross Stores, Inc.	59,500	2,732,835
RusHydro	63,635,122	2,659,948
Ryder System, Inc.	46,600	1,696,240
SUPERVALU, Inc.	201,876	2,969,596
Safeway, Inc.	54,000	1,212,300
Sara Lee Corp.	4,321,000	52,456,940
Schlumberger Ltd.	1,093,288	69,380,056
Seagate Technology	144,900	2,424,177
Seahawk Drilling, Inc. (a)	3,646	76,238
Smith International, Inc.	204,387	6,197,014
Sohu.com, Inc. (a)	120,900	6,087,315
The Southern Co.	238,600	7,635,200
Spirit Aerosystems Holdings, Inc.,
Class A (a)	2,632,900	56,475,705
Sprint Nextel Corp. (a)(c)	3,440,200	11,283,856
The St. Joe Co. (a)(c)	1,173,600	30,513,600
State Street Corp.	1,130,400	48,471,552
Stryker Corp.	52,400	2,720,608
Target Corp.	56,100	2,876,247
Tellabs, Inc.	260,600	1,675,658
Teradata Corp. (a)	168,500	4,712,945
Texas Instruments, Inc.	1,587,500	35,718,750
Thermo Fisher Scientific, Inc. (a)	768,000	35,443,200
Time Warner Cable, Inc. (c)	142,755	6,222,690
Time Warner, Inc.	568,733	15,611,721
Total System Services, Inc.	246,600	3,528,846
Transatlantic Holdings, Inc.	208,000	10,335,520
The Travelers Cos., Inc.	1,445,458	73,241,357
U.S. Bancorp	3,254,800	81,630,384
URS Corp. (a)	28,500	1,279,080
Unifi, Inc. (a)	1,607,511	5,369,087
Unilever Plc - ADR	414,100	12,638,332
Union Pacific Corp. (c)	1,863,400	112,735,700
United Technologies Corp.	223,100	15,054,788
UnitedHealth Group, Inc.	2,550,800	84,176,400
UnumProvident Corp.	129,800	2,540,186
Valero Energy Corp.	698,400	12,864,528
Validus Holdings Ltd.	553,274	14,661,761
VeriSign, Inc. (a)	73,000	1,672,430
Verizon Communications, Inc.	6,276,700	184,660,514

Common Stocks		Shares	Value
United States (concluded)
Viacom, Inc., Class B (a)		2,254,300 $	65,690,302
WABCO Holdings, Inc.		4,300	111,155
Wal-Mart Stores, Inc.		2,722,300	145,452,489
Waters Corp. (a)		481,700	27,447,266
WellPoint, Inc. (a)		1,591,000	101,378,520
Wells Fargo & Co.		7,529,900	214,075,057
Western Digital Corp. (a)		280,741	10,665,351
The Western Union Co. (c)		699,100	12,961,314
Windstream Corp.		505,666	5,213,416
XL Capital Ltd., Class A		5,289,837	88,710,567
XTO Energy, Inc.		752,100	33,521,097
Xerox Corp.		7,398,000	64,510,560
Xilinx, Inc.		111,300	2,624,454
			10,114,612,639
Total Common Stocks – 51.7% 18,627,976,426
Fixed Income Securities
		Par
Asset-Backed Securities		(000)
United States — 0.0%
Latitude CLO Ltd., Series 2005-1I,
Class SUB, 0.41%, 12/15/17 (e)	USD	7,900	158,000
Total Asset-Backed Securities – 0.0% 158,000
Corporate Bonds
Brazil — 0.0%
Cosan Finance Ltd., 7.00%,
2/01/17 (b)	BRL	7,050	6,803,250
Canada — 0.4%
PetroBakken Energy Ltd., 3.13%,
2/08/16 (f)	USD	71,700	71,215,308
Rogers Wireless Communications,
Inc., 7.63%, 12/15/11	CAD	6,169	6,374,912
Sino-Forest Corp., 5.00%,
8/01/13 (b)(f)	USD	69,707	79,378,846
Sino-Forest Corp., 10.25%,
7/28/14 (b)		3,103	3,413,300
			160,382,366
China — 0.7%
Celestial Nutrifoods Ltd., 41.98%
6/12/11 (a)(e)(f)(g)	SGD	89,400	42,912,000
Chaoda Modern Agriculture
Holdings Ltd., 7.75%, 2/08/10	USD	16,891	16,929,849
China Green Holdings Ltd., 18.62%,
10/29/10 (e)(g)		145,000	21,452,218
China Petroleum & Chemical Corp.,
5.67%, 4/24/14 (e)(f)	HKD	306,660	43,388,483
GOME Electrical Appliances
Holdings Ltd., 8.29%,
5/18/14 (e)(f)	CNY	478,500	70,091,404

BLACKROCK GLOBAL ALLOCATION FUND, INC. JANUARY 31, 2010 7

Consolidated Schedule of Investments (continued)

BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value
China (concluded)
Pine Agritech Ltd., 26.81%
7/27/12 (e)(f)	CNY	411,100	$ 54,798,881
			249,572,835
Europe — 0.4%
European Investment Bank,
12.86%, 9/21/10 (b)(e)	BRL	127,600	61,742,154
European Investment Bank, 4.38%,
4/15/13	EUR	36,667	54,580,215
European Investment Bank, Series
1158/0100, 3.63%, 10/15/11	EUR	14,195	20,467,909
			136,790,278
France — 0.0%
Compagnie Generale des
Etablissements Michelin, Series
ML, 8.49%, 1/01/17 (e)(f)		9,251	13,931,224
Hong Kong — 0.4%
CITIC Resources Finance Ltd.,
6.75%, 5/15/14 (b)	USD	25,486	25,294,855
FU JI Food and Catering Services
Holdings Ltd., 31.25%,
10/18/10 (e)(f)(g)	CNY	190,300	1,951,280
Hongkong Land CB 2005 Ltd.,
2.75%, 12/21/12 (f)	USD	7,400	9,555,250
Hutchison Whampoa International,
6.25%, 1/24/14		12,497	13,747,287
Hutchison Whampoa International,
4.63%, 9/11/15 (b)		28,414	28,928,038
Hutchison Whampoa International,
7.63%, 4/09/19 (b)		29,327	33,635,342
Hutchison Whampoa International
09/16 Ltd., 4.63%, 9/11/15		18,335	18,613,509
Noble Group Ltd., 8.50%,
5/30/13 (b)		12,949	14,470,507
			146,196,068
India — 1.1%
Gujarat NRE Coke Ltd., 0.00%,
4/12/11 (e)(f)		10,000	16,500,000
Housing Development Finance
Corp., 0.00%, 9/27/10 (e)(f)		24,000	38,760,000
Jaiprakash Associates Ltd., 0.00%,
9/12/12 (e)(g)		8,838	10,495,125
Punj Lloyd Ltd., 22.10%,
4/08/11 (e)(f)		16,088	18,018,560
REI Agro Ltd., 5.50%,
11/13/14 (b)(f)		46,977	50,852,603
Reliance Communications Ltd.,
23.61%, 5/10/11 (e)(f)		38,247	43,505,963
Reliance Communications Ltd.,
13.69%, 3/01/12 (e)(f)		115,900	123,720,468
Suzlon Energy Ltd., 17.52%,
6/12/12 (e)(f)		24,650	23,496,848
Tata Motors Ltd., 1.00%,
4/27/11 (f)		24,542	28,714,140
Tata Motors Ltd., 13.08%,
7/12/12 (f)		4,300	4,794,470

		Par
Corporate Bonds		(000)	Value
India (concluded)
Tata Steel Ltd., 1.00%, 9/05/12 (f)	USD	26,100	$ 29,688,750
			388,546,927
Ireland — 0.3%
VIP Finance Ireland Ltd. for OJSC
Vimpel Communications, 8.38%,
4/30/13 (b)		24,099	25,514,816
VIP Finance Ireland Ltd. for OJSC
Vimpel Communications, 9.13%,
4/30/18 (b)		91,544	98,867,520
			124,382,336
Japan — 0.1%
The Bank of Kyoto Ltd., 2.18%,
3/31/14 (e)	JPY	513,000	5,490,961
The Mie Bank Ltd., 1.00%,
10/31/11 (f)		374,000	3,870,785
Nagoya Railroad Co. Ltd., 1.22%,
3/30/12 (e)(f)		154,000	1,723,148
Suzuki Motor Corp. Series 9,
3.98%, 3/29/13 (e)(f)		3,695,000	41,555,641
			52,640,535
Kazakhstan — 0.3%
KazMunaiGaz Finance Sub BV,
9.13%, 7/02/18 (b)	USD	87,610	100,422,962
Luxembourg — 0.6%
ALROSA Finance SA, 8.88%,
11/17/14		25,774	27,096,206
Acergy SA Series ACY, 2.25%,
10/11/13 (f)		11,100	10,934,388
Evraz Group SA, 8.88%,
4/24/13 (b)		11,550	11,824,313
Evraz Group SA, 8.25%, 11/10/15		5,415	5,394,694
Evraz Group SA, 9.50%,
4/24/18 (b)		30,895	31,937,706
Gaz Capital SA, 2.89%, 11/15/12	JPY	1,800,000	18,859,888
Gaz Capital SA, 6.61%, 2/13/18	EUR	39,523	55,894,653
Gaz Capital SA, 8.15%, 4/11/18 (b) USD		3,000	3,255,000
TNK-BP Finance SA, 7.50%,
7/18/16 (b)		12,021	12,381,630
TNK-BP Finance SA, Series 2,
7.50%, 7/18/16		6,643	6,933,631
UBS Luxembourg SA for OJSC
Vimpel Communications, 8.25%,
5/23/16		18,790	19,635,550
UBS Luxembourg SA for OJSC
Vimpel Communications, 8.25%,
5/23/16 (b)		2,481	2,592,645
			206,740,304
Malaysia — 0.8%
Berjaya Land Bhd, 8.00%,
8/15/11 (f)	MYR	71,700	21,013,796
Cherating Capital Ltd., 2.00%,
7/05/12 (f)(h)	USD	36,500	40,104,375
IOI Resources, 11.08%,
1/15/13 (e)(f)		48,610	48,974,575

8 BLACKROCK GLOBAL ALLOCATION FUND, INC. JANUARY 31, 2010

Consolidated Schedule of Investments (continued)

BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value
Malaysia (oncluded)
Johor Corp. Series P3, 1.00%,
7/31/12	MYR	179,132	$ 58,817,895
Rafflesia Capital Ltd., 1.25%,
10/04/11 (f)(h)	USD	72,200	85,535,983
YTL Power Finance Cayman Ltd.,
0.00%, 5/09/10 (e)(f)		35,300	44,013,276
			298,459,900
Mexico — 0.2%
Petroles Mexicanos, 6.00%,
3/05/20 (b)(i)		63,010	62,419,458
Netherlands — 0.1%
ASM International NV, 4.25%,
12/06/11 (f)		1,481	1,838,365
ASM International NV, 4.25%,
12/06/11 (b)(f)		4,180	5,036,900
Pargesa Netherlands NV, 1.75%,
6/15/14 (f)	CHF	35,790	31,633,002
			38,508,267
Norway — 0.1%
Subsea 7, Inc., 2.80%, 6/06/11	USD	30,500	29,890,000
Subsea 7, Inc., 7.25%,
6/29/17 (e)(f)		19,300	19,305,848
			49,195,848
Philippines — 0.1%
First Gen Corp., 2.50%, 2/11/13 (f)		23,500	25,556,250
Singapore — 1.1%
CapitaLand Ltd., 2.10%,
11/15/16 (e)	SGD	54,750	37,544,387
CapitaLand Ltd., 3.13%, 3/05/18 (f)		126,250	90,563,333
CapitaLand Ltd., 2.95%, 6/20/22 (f)		152,250	89,184,667
Keppel Land Ltd., 2.50%,
6/23/13 (f)		26,000	18,512,000
Olam International Ltd., 6.00%,
10/15/16 (f)	USD	37,000	38,374,846
Wilmar International Ltd., 21.82%
12/18/12 (e)(f)		30,400	40,497,573
Yanlord Land Group Ltd., 5.85%,
7/13/14 (f)	SGD	65,250	47,096,000
Ying Li International Real Estate
Ltd., 4.00%, 3/03/15 (f)		62,750	41,256,814
			403,029,620
South Korea — 0.4%
Korea Electric Power Corp., 5.13%,
4/23/34	USD	38,562	40,235,128
Korea Electric Power Corp., 7.83%,
4/01/96 (j)		31,040	19,555,200
Zeus Cayman, 4.16%,
8/19/13 (e)(f)	JPY 8,049,000		86,513,040
			146,303,368
Sweden — 0.1%
Svensk Exportkredit AB, 10.50%,
9/29/15 (h)	TRY	31,190	19,420,751

		Par
Corporate Bonds		(000)	Value
Trinidad — 0.0%
Petroleum Co. of Trinidad & Tobago
Ltd., 9.75%, 8/14/19 (b)	USD	9,851	$ 11,107,003
United Arab Emirates — 0.6%
Abu Dhabi National Energy Co.,
6.50%, 10/27/36		6,431	5,707,513
Aldar Funding Ltd., 5.77%,
11/10/11 (f)		16,977	16,764,787
Dana Gas Sukuk Ltd., 7.50%,
10/31/12 (f)		213,800	184,455,950
Nakheel Development 2 Ltd.,
2.75%, 1/16/11		9,410	5,316,650
			212,244,900
United Kingdom — 0.7%
Lloyds TSB Bank Plc, 13.00%,
1/29/49	GBP	46,296	79,554,021
Petropavlovsk 2010 Ltd., 4.00%,
2/18/15 (f)(i)	USD	43,600	43,106,012
Shire Plc, 2.75%, 5/09/14 (f)		78,854	78,462,569
			201,122,602
United States — 5.5%
The AES Corp., 8.38%, 3/01/11	GBP	3,349	5,433,647
Advanced Micro Devices, Inc.,
6.00%, 5/01/15 (f)		336,908	308,270,820
Amgen, Inc., 0.38%, 2/01/13 (f)	USD	118,176	119,062,320
Amylin Pharmaceuticals, Inc.,
3.00%, 6/15/14 (f)		9,419	7,641,164
Archer-Daniels-Midland Co., 0.88%,
2/15/14 (f)		9,107	9,243,605
Cell Genesys, Inc., 3.13%,
5/01/13		1,000	411,294
Central European Distribution Corp.,
3.00%, 3/15/13 (f)		4,843	4,249,733
Chesapeake Energy Corp., 2.50%,
5/15/37 (f)		88,200	74,859,750
Chesapeake Energy Corp., 2.25%,
12/15/38 (f)		81,732	60,073,020
China Milk Products Group Ltd.,
22.29%, 1/05/12 (f)		39,800	41,895,908
Crown Cork & Seal Co., Inc., 7.50%,
12/15/96		5,827	4,399,385
Forest City Enterprises, Inc., 5.00%,
10/15/16 (b)(f)		4,357	4,553,065
Greenbrier Cos., Inc., 2.38%,
5/15/26 (f)		13,640	10,622,150
Helix Energy Solutions Group, Inc.,
3.25%, 12/15/25		4,180	3,777,675
Hologic, Inc., 2.00%,
12/15/37 (f)(k)		154,435	129,725,400
IOI Capital Bhd Series IOI,
12/18/11 (f)		34,096	40,531,620
Intel Corp., 2.95%, 12/15/35 (f)		57,291	54,068,381
Intel Corp., 3.25%, 8/01/39 (b)(f)		90,939	97,645,751
Kinetic Concepts, Inc., 3.25%,
4/15/15 (b)(f)		8,287	8,483,816
King Pharmaceuticals, Inc., 1.25%,
4/01/26 (f)		10,608	9,600,240

BLACKROCK GLOBAL ALLOCATION FUND, INC. JANUARY 31, 2010 9

Consolidated Schedule of Investments (continued)

BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value
United States (continued)
LifePoint Hospitals, Inc., 3.50%,
5/15/14 (f)	USD	5,911	$ 5,356,844
LifePoint Hospitals, Inc., 3.25%,
8/15/25 (f)		20,865	18,830,662
Mandra Forestry, 12.00%,
5/15/13 (a)(b)(g)		22,750	21,612,500
McMoran Exploration Co., 5.25%,
10/06/11 (f)		17,471	18,956,035
Medtronic, Inc., 1.50%, 4/15/11 (f)		7,909	7,928,773
Medtronic, Inc., 1.63%, 4/15/13 (f)		76,922	78,941,202
Millipore Corp., 3.75%, 6/01/26 (f)		12,085	12,236,062
Mylan, Inc., 1.25%, 3/15/12 (f)		68,827	70,203,540
Nabi Biopharmaceuticals, 2.88%,
4/15/25 (f)		3,474	3,300,300
Paka Capital Ltd., 6.89%,
3/12/13 (e)(f)		20,000	20,800,000
Pemex Project Funding Master
Trust, 5.50%, 2/24/25	EUR	49,970	63,740,779
Preferred Term Securities XXIV,
Ltd. (a)	USD	12,100	121
Preferred Term Securities XXV,
Ltd. (a)		12,150	122
Preferred Term Securities XXVI,
Ltd. (a)		9,900	99
Preferred Term Securities XXVII,
Ltd. (a)		7,100	71
Ranbaxy Laboratories Ltd., 30.25%,
3/18/11 (e)(f)		19,863	23,555,194
SBA Communications Corp., 1.88%,
5/01/13		21,355	21,488,469
SBA Communications Corp., 4.00%,
10/01/14 (b)(f)		13,464	17,166,600
SOCO Finance Jersey Ltd., 4.50%,
5/16/13 (f)		6,444	6,508,440
SanDisk Corp., 1.00%, 5/15/13 (f)		98,031	79,282,571
Sino-Forest Corp., 5.00%,
8/01/13 (f)		3,578	4,129,441
SonoSite, Inc., 3.75%, 7/15/14 (f)		12,479	12,182,624
Suzlon Energy Ltd., 17.52%,
10/11/12 (e)(f)		37,802	35,344,870
Suzlon Energy Ltd., 0.00%,
7/25/14 (e)(f)		35,295	33,417,977
TNK-BP Finance SA, 6.63%,
3/20/17 (b)		55,521	54,826,987
TNK-BP Finance SA, 7.88%,
3/13/18 (b)		71,795	74,397,569
Tenet Healthcare Corp., 9.25%,
2/01/15		9,870	10,215,450
Transocean, Inc., 1.50%,
12/15/37 (f)		198,557	190,366,524
Transocean, Inc., Series A, 1.63%,
12/15/37 (f)		73,343	71,601,104
Transocean, Inc., Series C, 1.50%,
12/15/37 (f)		20,504	19,632,580

		Par
Corporate Bonds		(000)	Value
United States (concluded)
Uno Restaurant Corp., 10.00%,
2/15/11 (a)(b)(g)	USD	4,728 $	992,880
			1,971,565,134
Total Corporate Bonds – 14.0% 5,025,342,186
Floating Rate Loan Interests
United States — 0.1%
Bumi Resources Term Loan,
10.23%, 10/08/12		42,000	42,000,000
Total Floating Rate Loan Interests –
0.1% 42,000,000
Foreign Agency Obligations
Australian Government Bonds,
5.75%, 6/15/11	AUD	68,499	61,829,620
Brazil Notas do Tesouro Nacional
Series B, 6.00%, 5/15/17	BRL	22,700	21,928,966
Brazil Notas do Tesouro Nacional
Series F, 10.00%, 1/01/17		776,000	355,382,886
Bundesrepublik Deutschland,
4.00%, 7/04/16	EUR	174,207	260,849,161
Bundesrepublik Deutschland,
4.25%, 7/04/17		143,609	217,440,480
Bundesrepublik Deutschland,
3.50%, 7/04/19		101,306	144,383,944
Bundesrepublik Deutschland,
Series 07, 4.00%, 1/04/18		56,259	83,672,431
Bundesrepublik Deutschland,
Series 08, 4.25%, 7/04/18		36,223	54,706,654
Bundesschatzanweisungen,
Series 1, 4.75%, 6/11/10		111,850	157,426,502
Caisse d'Amortissement de la Dette
Sociale, 3.25%, 4/25/13		19,900	28,635,897
Caisse d'Amortissement de la Dette
Sociale, 4.00%, 10/25/14		23,195	34,230,634
Canadian Government Bond,
4.00%, 9/01/10	CAD	32,600	31,147,215
Canadian Government Bond,
4.00%, 9/01/10		3,672	3,508,361
Canadian Government Bond,
4.00%, 6/01/16		34,545	34,567,615
Deutsche Bundesrepublik Inflation
Linked Series I/L, 1.50%,
4/15/16	EUR	11,629	16,657,584
Federal Republic of Germany,
1.50%, 9/21/12 (b)	USD	108,669	109,840,452
Japanese Government CPI Linked
Bond, Series 5, 0.80%, 9/10/15	JPY	6,874,802	74,316,610
Japanese Government CPI Linked
Bond, Series 6, 0.80%, 12/10/15		7,548,829	81,300,888

10 BLACKROCK GLOBAL ALLOCATION FUND, INC. JANUARY 31, 2010

Consolidated Schedule of Investments (continued)

BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)

		Par
Foreign Agency Obligations		(000)	Value
Japanese Government CPI Linked
Bond, Series 7, 0.80%, 3/10/16	JPY 16,336,395 $		175,289,519
Japanese Government CPI Linked
Bond, Series 8, 1.00%, 6/10/16		3,544,081	38,134,314
Japanese Government CPI Linked
Bond, Series 16, 1.40%, 6/10/18		4,291,279	46,517,467
Japanese Government Two Year
Bond, Series 272, 0.70%,
9/15/10		5,685,650	63,211,276
Kreditanstalt fuer Wiederaufbau,
3.25%, 6/27/13 (f)	EUR	79,900	117,485,924
Kreditanstalt fuer Wiederaufbau
Series DPW, 0.50%, 2/03/10 (f)		44,830	62,156,841
Magyar Nemzeti Vagonkezel Zrt,
4.40%, 9/25/14 (f)		19,400	28,912,789
Malaysia Government Bond, 3.76%,
4/28/11	MYR	215,109	64,091,383
Malaysia Government Bond, Series
3/06, 3.87%, 4/13/10		180,778	53,204,698
Netherland Government Bond,
3.75%, 7/15/14	EUR	23,688	34,963,152
New Zealand Government Bond,
Series 216, 4.50%, 2/14/16	NZD	20,974	22,199,228
Poland Government Bond, 3.00%,
8/24/16	PLN	178,762	58,162,447
Turkey Government Bond, 10.50%,
1/15/20	TRY	37,656	24,526,780
Ukraine Government International
Bond, 6.58%, 11/21/16	USD	3,550	2,946,855
United Kingdom Gilt, 4.25%,
3/07/11	GBP	151,126	250,758,180
Total Foreign Agency Obligations – 7.8% 2,814,386,753
Structured Notes
Taiwan — 0.0%
UBS AG (Total Return TWD Linked
Notes), 0.26%, 12/01/10 (e) USD		5,039	5,048,755
Total Structured Notes – 0.0% 5,048,755
U.S. Treasury Obligations
U.S. Treasury Inflation Indexed
Bonds, 0.88%, 4/15/10		233,994	234,835,163
U.S. Treasury Inflation Indexed
Bonds, 2.38%, 4/15/11 (l)		266,446	276,188,086
U.S. Treasury Inflation Indexed
Bonds, 2.00%, 4/15/12		84,302	88,622,868
U.S. Treasury Inflation Indexed
Bonds, 2.00%, 1/15/16		315,374	337,548,511
U.S. Treasury Inflation Indexed
Bonds, 2.50%, 7/15/16		219,054	241,831,994
U.S. Treasury Inflation Indexed
Bonds, 2.38%, 1/15/17		27,505	30,120,471
U.S. Treasury Inflation Indexed
Bonds, 1.63%, 1/15/18		63,974	66,557,662

		Par
U.S. Treasury Obligations		(000)	Value
U.S. Treasury Inflation Indexed
Bonds, 2.38%, 1/15/27	USD	101,294 $	108,448,334
U.S. Treasury Notes, 2.88%,
6/30/10		174,006	175,957,085
U.S. Treasury Notes, 2.75%,
7/31/10		258,260	261,569,030
U.S. Treasury Notes, 4.88%,
5/31/11		223,396	236,503,196
U.S. Treasury Notes, 2.13%,
11/30/14 (m)		186,947	185,720,926
U.S. Treasury Notes, 2.38%,
12/31/14		375,210	380,692,224
U.S. Treasury Notes, 2.63%,
2/29/16		93,233	92,329,462
U.S. Treasury Notes, 2.75%,
2/15/19		196,395	184,610,924
Total U.S. Treasury Obligations – 8.1%			2,901,535,936
Total Fixed Income Securities – 30.0% 10,788,471,630
Investment Companies		Shares
Brazil — 0.0%
iShares MSCI Brazil (Free) Index
Fund (c)(n)		22,300	1,442,364
South Korea — 0.0%
iShares MSCI South Korea Index
Fund (c)(n)		24,900	1,131,456
United States — 2.8%
Consumer Staples Select Sector
SPDR Fund (c)		1,413,300	37,028,460
ETFS Platinum Trust (a)		64,500	9,705,315
Financial Select Sector SPDR
Fund (c)		6,298,820	89,380,256
Health Care Select Sector SPDR
Fund (c)		1,414,500	44,259,705
iShares Dow Jones U.S.
Telecommunications Sector
Index Fund (c)(n)		787,500	14,348,250
iShares Silver Trust (a)(n)		5,145,000	81,805,500
SPDR Gold Trust (a)		5,284,205	559,914,362
SPDR KBW Bank ETF (c)		259,700	5,988,682
SPDR KBW Regional Banking ETF		522,000	12,564,540
Technology Select Sector SPDR
Fund		3,782,836	79,174,757
Telecom HOLDRs Trust		177,700	4,122,640
Utilities Select Sector SPDR Fund		2,807,300	82,759,204
Vanguard Telecommunication
Services ETF		24,500	1,277,185
			1,022,328,856
Vietnam — 0.1%
Vietnam Enterprise Investments
Ltd. - R Shares (a)		2,801,490	4,482,384

BLACKROCK GLOBAL ALLOCATION FUND, INC. JANUARY 31, 2010 11

Consolidated Schedule of Investments (continued)

BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)

Investment Companies		Shares	Value
Vietnam (concluded)
Vinaland Ltd. (a)	14,489,260 $		12,841,831
			17,324,215
Total Investment Companies – 2.9% 1,042,226,891
Preferred Securities
		Par
Capital Trust		(000)
Singapore — 0.0%
DBS Capital Funding Corp., 7.66%,
12/31/49 (h)(o)	USD	2,653	2,712,692
Total CapitalTrust – 0.0% 2,712,692
Preferred Stocks		Shares
Brazil — 0.0%
Cia Brasileira, Class B		59,222	1,987,157
United States — 0.4%
Bank of America Corp., 10.00% (f)		3,899,900	58,888,490
Bunge Ltd., 4.88% (f)		82,953	7,229,769
El Paso Corp., 4.99% (b)(f)		10,550	9,917,000
El Paso Corp., 4.99% (f)		47,145	44,316,300
Mylan, Inc., 6.50% (f)		22,635	22,401,633
XL Capital Ltd., 10.75% (f)		261,357	6,776,987
			149,530,179
Total Preferred Stocks – 0.4%			151,517,336
Total Preferred Securities – 0.4% 154,230,028
		Par
		(000)
Rights
United States — 0.0%
Hydro-wgc (expires 7/01/10)	USD	114,037	442,804
Total Rights – 0.0% 442,804
Warrants (p)		Shares
Canada — 0.0%
Kinross Gold Corp. (expires
9/03/13)		560,413	1,493,736

Warrants		Shares	Value
Canada (concluded)
New Gold, Inc. (Expires 4/03/12)		1,727,300 $	64,617
			1,558,353
United States — 0.1%
JPMorgan Chase & Co. (expires
9/03/13)		958,700	12,463,100
Mandra Forestry Finance Ltd.,
(Expires 5/15/13) (b)		22,750	-
			12,463,100
Total Warrants – 0.1%			14,021,453
Total Long-Term Investments
(Cost – $27,986,863,623) – 85.1% 30,627,369,232
Short-Term Securities
Money Market Fund — 1.5%
BlackRock Liquidity Fund,
TempFund, Institutional Class,
0.10% (n)(q)		2,043,877	2,043,877
		Beneficial
		Interest
		(000)
BlackRock Liquidity Series, LLC
Money Market Series,
0.27% (n)(q)(r)	USD	554,586	554,586,250
Short-Term Securities
		Par
Time Deposits		(000)
Europe — 0.0%
Citibank, NA, 0.06%, 2/01/10	EUR	2	2,745
Japan — 0.0%
UBS AG, 0.01%, 2/01/10	JPY	7	81
Singapore — 0.0%
Brown Brothers Harriman & Co.,
0.01%, 2/01/10	SGD	27	19,482
Total Time Deposits – 0.0%			22,308
U.S. Treasury Obligations (s) -	14.9%
U.S. Treasury Bills, 0.06%, 2/04/10		282,356	282,354,971
U.S. Treasury Bills, 0.01%, 2/11/10		530,727	530,725,969
U.S. Treasury Bills, 0.01%, 2/18/10		459,732	459,731,481
U.S. Treasury Bills, 0.01%, 2/25/10		521,136	521,134,537
U.S. Treasury Bills, 0.04%, 3/04/10		444,832	444,824,538
U.S. Treasury Bills, 0.03%, 3/11/10		388,014	387,999,643
U.S. Treasury Bills, 0.05%, 3/18/10		339,399	339,383,388
U.S. Treasury Bills, 0.04%, 3/25/10		479,680	479,648,821
U.S. Treasury Bills, 0.05%, 4/01/10		53,771	53,766,429
U.S. Treasury Bills, 0.04%, 4/08/10		343,427	343,387,849
U.S. Treasury Bills, 0.03%, 4/15/10		538,051	537,979,977
U.S. Treasury Bills, 0.05%, 4/22/10		302,884	302,836,750
U.S. Treasury Bills, 0.05%, 4/29/10		630,341	630,226,908

12 BLACKROCK GLOBAL ALLOCATION FUND, INC. JANUARY 31, 2010

Consolidated Schedule of Investments (continued)

BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)

	Par
U.S. Treasury Obligations (s)	(000)	Value
U.S. Treasury Bills, 0.17%, 7/01/10 USD	28,150 $	28,138,036
		5,342,139,297
Total Short-Term Securities
(Cost – $5,898,761,441) – 16.4% 5,898,791,732
Options Purchased	Contracts
Exchange-Traded Put Options Purchased— 0.0%
S&P 500 Listed Option, Strike Price
$105, Expires 2/01/10	7,168	10,752,000
Total Options Purchased
(Cost – $16,397,116) – 0.0%		10,752,000
Total Investments Before Structured
Options, Investments Sold Short and
Outstanding Options Written
(Cost – $33,902,022,180*) – 101.5%		36,536,912,964
Structured Options
Credit Suisse Euro Stoxx Index Link,
expires 7/23/10, Broker Credit
Suisse International (t)	40,728	19,692,197
JPMorgan Euro Stoxx Index Link,
expires 7/16/10, Broker
JPMorgan Chase (u)	39,095	18,139,095
Total Structured Options
(Premiums Paid – $0) – 0.1% 37,831,292
Investments Sold Short	Shares
United States — (0.2)%
D.R. Horton, Inc.	1,439,158	(16,967,673)
Home Depot, Inc.	1,488,140	(41,682,801)
Lowe's Cos., Inc.	896,905	(19,417,993)
Masco Corp.	664,532	(9,011,054)
Total Investments Sold Short
(Proceeds – $79,093,775) – (0.2)% (87,079,521)
Options Written	Contracts
Exchange-Traded Call Options Written — (0.1)%
Advanced Micro Devices, Inc., Strike
price $8, Expires 7/01/10	22,800	(2,120,400)
Agrium, Inc., Strike Price $60,
Expires 1/01/11	3,164	(2,483,740)
Cf Industries Holdings, Inc.,
Strike Price $85, Expires
5/01/10	2,028	(2,626,260)

Options Written	Contracts	Value
Exchange-Traded Call Options Written (concluded)
Corning, Inc., Strike Price $16,
Expires 5/01/10	9,744	$ (2,606,520)
Corning, Inc., Strike Price $19,
Expires 5/01/10	4,872	(499,380)
Dell, Inc., Strike Price $15, Expires
1/01/11	10,455	(1,191,870)
Goldman Sachs Group, Inc., Strike
Price $185, Expires 4/01/10	929	(81,752)
JPMorgan Chase & Co., Strike Price
$44, Expires 6/01/10	12,139	(1,784,433)
Metlife, Inc., Strike Price $41,
Expires 6/01/10	2,123	(244,145)
Microsoft Corp., Strike Price $28,
Expires 4/01/10	11,284	(1,545,908)
Unitedhealth Group, Inc., Strike
Price $30, Expires 6/01/10	9,870	(4,614,225)
Wellpoint, Inc., Strike Price $60,
Expires 6/01/10	4,850	(3,492,000)
Xerox Corp., Strike Price $8, Expires
4/01/10	22,700	(2,156,500)
		(25,447,133)
Exchange-Traded Put Options Written — 0.0%
Goldman Sachs Group, Inc., Strike
Price $155, Expires 4/01/10	929	(1,235,570)
Total Options Written
(Premiums Received – $25,674,204) – (0.1)%		(26,682,703)
Total Investments, Net of Structured Options,
Investments Sold Short and Outstanding Options
Written – 101.3%		36,460,982,032
Liabilities in Excess of Other Assets – (1.3)%		(481,741,848)
Net Assets – 100.0%		$ 35,979,240,184
* The cost and unrealized appreciation (depreciation) of investments as of
January 31, 2010, as computed for federal income tax purposes, were as follows:
Aggregate cost		$ 34,097,319,591
Gross unrealized appreciation		$ 3,823,005,354
Gross unrealized depreciation		(1,383,411,981)
Net unrealized appreciation		$ 2,439,593,373
(a) Non-income producing security.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c) Security, or a portion of security, is on loan.

BLACKROCK GLOBAL ALLOCATION FUND, INC. JANUARY 31, 2010 13

Consolidated Schedule of Investments (continued) BlackRock Global Allocation Fund, Inc.

(d) Investments in companies whereby the Fund held 5% or more of the companies' outstanding securities that are considered to be an affiliate, for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
were as follows:
Purchase	Sales	Realized
Affiliate	Cost	Cost	Gain	Income
American
Commercial
Lines, Inc.	-$	144,243 $	42,501	-
Tainjin
Developments
Holding Ltd.	$ 1,089,573$	243,483 $	458,920	-
(e) Represents a zero-coupon bond. Rate shown represents the current yield as of report date.
(f)	Convertible security.
(g) Issuer filed for bankruptcy and/or is in default of interest payments.
(h) Variable rate security. Rate shown is as of report date.
(i)	When-issued security. Unsettled when-issued security transactions were as follows:
Unrealized
Appreciation
Counterparty	Value	(Depreciation)
Credit Suisse Securities LLC	$ 62,419,458 $	173,139
JPMorgan Securities, Ltd.	$ 43,106,012 $	(493,988)
(j)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.
(k) Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown as of report date.
(l)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.
(m)All or a portion of security has been pledged as collateral in connection with swaps.
(n)Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
Purchase	Sales	Realized
Affiliate	Cost	Cost	Gain	Income
BlackRock Liquidity
Funds, TempFund,
Institutional Class	$ 241,910[1]	--	$ 2,563
BlackRock Liquidity
Series, LLC Money
Market Series	$ 416,206,600[1]	--	--$	393,402
iShares MSCI Brazil
(Free) Index Fund	--	$ 13,968$	9,702 $	51,462
iShares MSCI South
Korea Index Fund	--	$ 8,404 $	5,270 $	2,845
iShares Dow Jones
U.S.
Telecommunications
Sector Index Fund	--	$ 217,390 $	5,940 $	147,763
iShares Silver Trust	$ 2,226,848	--	---	--
1 Represents net purchase cost.
(o) Security is perpetual in nature and has no state maturity date.
(p) Warrants entitle the Fund to purchase a predetermined number shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(q) Represents the current yield as of report date.
(r) Security was purchased with the cash collateral from securities loans.
(s) Rates shown are the discount rates paid at the time of purchase.
(t) CSFB DJ EuroStoxx Structured Option is issued in units. Each unit represents a composite structure based on the product of the DJ EuroStoxx 50 Index and the Euro/U.S. Dollar exchange rate. Each unit contains (a) one written put on the composite index at a strike price of 3,173.207 and (b) two purchased call spreads on the composite index with a lower call strike of 3,271.3474 and an upper call strike of 3,762.0495. Because the Structured Option was constructed with an upper call strike limit of 115%, theoretically the structure would peak at 30.00% return in the event that the composite index rose to, or above the level of 3,762.0495 at expiration.

On January 29, 2010, the composite index was 3,849.519. At this time, the value of this Structured Option was $19,692,395, representing the potential obligation to the Fund from the counterparty based on the price of the structure of $483.51 per unit. The structure expires on July 23, 2010.

(u) JP Morgan DJ EuroStoxx Structured Option is issued in units. Each unit represents a composite structure based on the product of the DJ EuroStoxx
50 Index and the Euro/U.S. Dollar exchange rate. Each unit contains (a) one written put on the composite index at a strike price of 3,299.55 and (b) 2.03
Call Spread units on the DJ Euro Stoxx with a lower call strike of 3,401.60 and an upper call strike of 3,911.84. For each unit of the Structured Option, the Fund has sold or written 2.03 calls on the composite index at 3,911.84 and bought 2.03 calls on the composite index at 3,401.60. Because the
Structured Option was constructed with an upper call strike limit of 115%, theoretically the structure would peak at 30.45% return in the event that the composite index rose to, or above 3,911.84 at expiration.

On January 29, 2010, the composite index was 3,849.519. At this time, the value of this Structured Option was $18,136,065.00, representing the potential obligation to the Fund from the counterparty based on the price of the structure of $463.90 per unit. The structure expires on July 16, 2010.

BLACKROCK GLOBAL ALLOCATION FUND, INC. JANUARY 31, 2010 14

Consolidated Schedule of Investments (continued) BlackRock Global Allocation Fund, Inc.

•	Foreign currency exchange contracts as of January 31, 2010 were as follows:
							Unrealized
	Currency			Currency		Settlement	Appreciation
	Purchased			Sold	Counterparty	Date	(Depreciation)
	HKD	2,189,059	USD	281,843	UBS AG	2/01/10	$ 109
					JPMorgan Chase	2/01/10
	JPY	899,645,765	USD	9,980,539	Bank NA		(13,821)
					Brown Brothers	2/02/10
	EUR	4,315,639	USD	5,999,170	Harriman & Co.		(15,532)
					Credit Suisse
	SGD	735,951	USD	524,070	International	2/02/10	(727)
					Brown Brothers
	USD	2,747	EUR	1,975	Harriman & Co.	2/02/10	9
					JPMorgan Chase
	EUR	90,721,051	USD	129,672,951	Bank NA	2/04/10	(3,889,615)
	EUR	47,646,084	USD	67,338,210 Deutsche Bank AG		2/04/10	(1,277,651)
	JPY	5,792,070,960	EUR	44,588,691 Barclays Bank Plc		2/04/10	2,346,729
					Credit Suisse
	USD	27,159,125	JPY	2,468,764,468	International	2/04/10	(191,424)
	EUR	37,989,150	CHF	56,066,667	UBS AG	2/05/10	(187,409)
	EUR	62,800,000	JPY	8,106,977,600	UBS AG	2/05/10	(2,743,415)
					JPMorgan Chase
	EUR	58,300,000	JPY	7,517,254,470	Bank NA	2/05/10	(2,449,240)
	EUR	110,061,495	USD	155,571,923 Barclays Bank Plc		2/05/10	(2,973,663)
	EUR	62,311,000	USD	88,043,262	Citibank, NA	2/05/10	(1,650,195)
	KRW	41,497,820,000	USD	36,400,000	UBS AG	2/08/10	(689,327)
	KRW	102,035,230,000	USD	90,017,847	Deutsche Bank AG	2/08/10	(2,212,110)
	EUR	91,111,432	USD	128,057,118	Deutsche Bank AG	2/11/10	(1,734,603)
	EUR	49,232,697	USD	69,244,311	UBS AG	2/11/10	(985,061)
					Credit Suisse
	GBP	10,902,036	USD	17,617,690	International	2/11/10	(192,446)
	USD	43,716,636	EUR	31,393,000	Deutsche Bank AG	2/11/10	191,443
					Credit Suisse
	USD	131,175,493	EUR	94,179,000	International	2/11/10	599,913
	USD	86,348,684	EUR	61,878,150	UBS AG	2/11/10	556,997
	USD	25,715,675	ZAR	195,464,590	UBS AG	2/11/10	138,786
					Brown Brothers
	EUR	85,916,796	USD	120,649,520	Harriman & Co.	2/12/10	(1,529,456)
	EUR	57,148,961	USD	80,322,865	Barclays Bank Plc	2/12/10	(1,088,208)
	EUR	67,154,800	USD	94,416,694	Citibank, NA	2/12/10	(1,309,357)
	JPY	5,660,352,000	USD	63,303,570	UBS AG	2/12/10	(593,021)
	USD	42,622,812	EUR	30,485,150	Barclays Bank Plc	2/12/10	356,420
					Brown Brothers
	SGD	62,750,000	USD	44,753,020	Harriman & Co.	3/03/10	(142,028)
					JPMorgan Chase
	CNY	210,443,800	USD	31,480,000	Bank NA	10/13/10	(535,568)
	Total						$ (22,213,471)

BLACKROCK GLOBAL ALLOCATION FUND, INC. JANUARY 31, 2010 15

Consolidated Schedule of Investments (continued) BlackRock Global Allocation Fund, Inc.

•	Financial futures contracts Purchased as of January 31, 2010 were as follows:
							Unrealized
				Expiration	Face		Appreciation
	Contracts	Issue	Exchange	Date	Value		(Depreciation)
		Hang Seng Index
	6	Future	Hong Kong	February 2010	$ 3,253,413 $		2,825
		Taiwan MSCI
		Simex
	2	Index	Singapore	February 2010	$ 1,166,433		(93)
	598	DAX Index 25 Euro	Eurex	March 2010	$ 126,127,860		(7,050,192)
	10,330	DJ Euro Stoxx 50	Eurex	March 2010	$ 425,492,710		(15,830,543)
			NYSE LIFFE -
	1,470	FTSE 100 Index	London	March 2010	$ 129,883,062		(2,737,924)
	73	S&P TSE 60 Index	Montreal	March 2010	$ 14,737,299		(438,448)
	Total					$ (26,054,375)
•	Financial futures contracts sold as of January 31, 2010 were as follows:
							Unrealized
				Expiration	Face		Appreciation
	Contracts	Issue	Exchange	Date	Value		(Depreciation)
	8	MSCI Singapore IX	Singapore	February 2010
		ETS Future			$ (1,382) $		(1,382)
	619	S&P 500 Index Chicago Mercantile		March 2010	$ 83,126,020		2,455,820
	8	SPI 200 Index	Sydney	March 2010	$ 3,087		3,087
	422	Yen Denom Nikkei Chicago Mercantile		March 2010	$ 7,714,414		156,657
	Total					$ 2,614,182
•	Total return swaps outstanding as of January 31, 2010 were as follows:
	Interest
	Payable				Notional		Unrealized
	Rate	Counterparty		Expiration	Amount	(000)	Depreciation
	(0.60)%[2]	BNP Paribas SA		September 2010	USD	191,282 $	(10,543,843)[1]
	(0.47)%[3]	Deutsche Bank AG		September 2010	USD	93,547	(7,763,280)[1]
	(0.49)%[4]	BNP Paribas SA		September 2010	USD	68,712	(5,702,251)[1]
	0.01[6]	BNP Paribas SA		September 2010	USD	96,529	(1,498,859)[5]
	0.73%[8]	JPMorgan Chase NA		September 2010	USD	63,900	(2,783,818)[7]
	0.62%[9]	BNP Paribas SA		September 2010	USD	57,350	(5,141,228)[7]
	Total					$ (33,433,279)
	[1]Based on the change in the since inception return of the MSCI Daily Total Return Net Europe USD Index as of report date.
	[2]Based on the 3-month LIBOR minus 0.85% as of report date.
	[3]Based on the 3-month LIBOR minus 0.72% as of report date.
	[4]Based on the 3-month LIBOR minus 0.74% as of report date.
	[5]Base on the change in the since inception return of the MSCI Daily Total Return Net EAFE USD Index as of report date.
	[6]Based on the 3-month LIBOR minus 0.24% as of report date.
	[7]Based on the change in the since inception return of the MSCI Daily Total Return Net Emerging Market USD Index as of report date.
	[8]Based on the 3-month LIBOR minus 0.48% as of report date.
	[9]Based on the 3-month LIBOR minus 0.37% as of report date.

16 BLACKROCK GLOBAL ALLOCATION FUND, INC. JANUARY 31, 2010

Consolidated Schedule of Investments (continued) BlackRock Global Allocation Fund, Inc.

· Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

· Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
· Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, repayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
· Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in it’s annual report.

The following table summarizes the inputs used as of January 31, 2010 in determining the fair valuation of the Fund’s investments:
Valuation Inputs	Investments in Securities
	Assets	Liabilities
Level 1
Long-Term Investments:
Common Stocks
Belgium	$ 7,418,113	-
Brazil	800,214,863	-
Canada	932,103,296	-
Chile	32,644,009	-
China	32,525,918	-
France	1,831,186	-
Germany	827,648	-
Hong Kong	20,836,193	-
Ireland	35,302,533	-
Israel	73,336,952	-
Japan	1,113,205	-
Kazakhstan	84,714,080	-
Luxembourg	2,524,728	-
Mexico	59,978,850	-
Netherlands	12,784,444	-
Philippines	17,753,684	-
Russia	355,120,946	-
South Africa	9,592,830	-
South Korea	68,650,911	-
Spain	13,202,897	-
Switzerland	95,739,348	-
Taiwan	21,996,130	-
Thailand	58,098,977	-
United Kingdom	225,824,921	-
United States	10,111,736,392	-
Investment Companies	1,037,744,507	-
Preferred Stocks	36,408,389	-
Warrants	14,021,453	-
Short-Term Securities	2,043,877	-
Investments Sold Short	-	$ (87,079,521)
Total Level 1	14,166,091,280	(87,079,521)
Level 2
Long-Term Investments:
Common Stocks
Australia	208,938,304	-
Austria	9,266,899	-
Belgium	33,066,046	-
China	495,864,149	-

BLACKROCK GLOBAL ALLOCATION FUND, INC. JANUARY 31, 2010 17

Consolidated Schedule of Investments (continued) BlackRock Global Allocation Fund, Inc.

Valuation Inputs	Investments in Securities
	Assets	Liabilities
Egypt	$ 34,563,884	-
Finland	11,101,652	-
France	201,535,767	-
Germany	40,944,085	-
Hong Kong	195,781,973	-
India	230,660,465	-
Indonesia	38,013,557	-
Italy	19,857,162	-
Japan	2,328,599,321	-
Malaysia	100,838,408	-
Netherlands	39,574,622	-
Norway	31,119,628	-
Philippines	380,019	-
Singapore	274,403,095	-
South Africa	20,760,539	-
South Korea	244,162,030	-
Spain	37,087,533	-
Switzerland	224,398,677	-
Taiwan	225,499,461	-
Turkey	111,953,868	-
United Kingdom	346,794,795	-
United States	2,876,247	-
Corporate Bonds	4,135,430,239	-
Foreign Agency Obligations	2,756,224,306	-
U.S. Treasury Obligations	2,901,535,936	-
Investment Companies	4,482,384	-
Capital Trusts	2,712,692	-
Preferred Stocks	113,121,790	-
Rights	442,804	-
Short-Term Securities	5,896,747,855	-
Total Level 2	21,318,740,192	-
Level 3
Long-Term Investments:
Common Stocks
Taiwan	44,061,186	-
Asset-Backed Securities	158,000	-
Corporate Bonds	889,911,947	-
Floating Rate Loan Interests	42,000,000	-
Foreign Agency Obligations	58,162,447	-
Structured Notes	5,048,755	-
Preferred Stocks	1,987,157	-
Total Level 3	1,041,329,492	-
Total	$ 36,526,160,964	$ (87,079,521)
Valuation Inputs	Other Financial Instruments[1]
	Assets	Liabilities
Level 1	$ 13,370,389 $	(52,741,285)
Level 2	4,190,406	(59,837,156)
Level 3	37,831,292	-
Total	$ 55,392,087	$ (112,578,441)
[1] Other financial instruments are swaps, financial futures contracts, foreign currency exchange contracts, structured options and options. Swaps, financial futures contracts and foreign currency exchange contracts are shown at the unrealized appreciation/depreciation on the instrument and options and structured options are shown at market value.

18 BLACKROCK GLOBAL ALLOCATION FUND, INC. JANUARY 31, 2010

Consolidated Schedule of Investments (concluded) BlackRock Global Allocation Fund, Inc.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
	Common	Asset-Backed	Corporate	Floating Rate Loan		Foreign Agency
	Stocks	Securities	Bonds	Interests		Obligations
Balance, as of October 31, 2009	- $	80,000 $	866,416,734 $	42,500,000$		59,410,122
Accrued discounts/premiums	-	-	-		-	-
Realized gain (loss)	-	(94,678)	(13,658,470)		-	217,314
Change in unrealized
appreciation/ depreciation[1]	-	174,678	7,898,465		-	(643,471)
Net purchases (sales)	-	(2,000)	(38,546,790)	(500,000)		(821,518)
Net transfers in (out) of Level 3	$ 44,061,186	-	67,802,008		-	-
Balance, as of January 31, 2010	$ 44,061,186 $	158,000 $	889,911,947 $	42,000,000 $		58,162,447
The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
	Structured	Preferred
	Notes	Stocks		Warrants		Total
Balance, as of October 31, 2009	$ 6,636,808$		3,038,743 $	22,750	$ 978,105,157
Accrued discounts/premiums	-		-	-		-
Realized gain (loss)	8,105		14	-		(13,527,715)
Change in unrealized appreciation/
depreciation[1]	(649)		(169,983)	(22,750)		7,236,290
Net purchases (sales)	(1,595,509)		(881,617)	-		(42,347,434)
Net transfers in (out) of Level 3	-		-	-		111,863,194
Balance, as of January 31, 2010	$ 5,048,755 $		1,987,157 $	-	$ 1,041,329,492
[1] The change in the unrealized appreciation/depreciation on the securities still held on January 31, 2010 was $8,462,624.
Valuation Inputs		Other Financial Instruments*
				Liabilities
Balance, as of October 31, 2009		$ 37,996,088
Accrued discounts/premiums				-
Realized gain (loss)				-
Change in unrealized appreciation (depreciation)			(164,796)
Net purchases (sales)				-
Net transfers in (out) of level 3				-
Total		$ 37,831,292
* Other financial instruments are structured options.

BLACKROCK GLOBAL ALLOCATION FUND, INC. JANUARY 31, 2010 19

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule
30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities
Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule
30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Allocation Fund, Inc.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Global Allocation Fund, Inc.

Date: March 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Global Allocation Fund, Inc.

Date: March 19, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Global Allocation Fund, Inc.

Date: March 19, 2010